Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	$ 31,788		$ 51,312
Gross unrealized holding gains		53		604
Gross unrealized holding (losses)		(531)		(102)
Amortized cost basis		32,266	[2]	50,810	[2]	$ 61,125
Accrued interest on securities		227		412
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	8,324		35,608
Gross unrealized holding gains		43		265
Gross unrealized holding (losses)		(19)		(102)
Amortized cost basis	[2]	8,300		35,445
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	23,464		15,704
Gross unrealized holding gains		10		339
Gross unrealized holding (losses)		(512)		0
Amortized cost basis	[2]	$ 23,966		$ 15,365

[1]	Fair value is being determined using Level 2 inputs.
[2]	Including accrued interest in the amount of US$ 412 thousand and US$ 227 thousand as of December 31, 2020 and 2021, respectively.